PROPERTY AND EQUIPMENT (Components of Property and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 15,156	$ 14,477
Less: accumulated depreciation	(10,221)	(9,017)
Property and equipment, net	4,935	5,460
Land and Buildings [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,815	1,800
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	620	499
Machinery and Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	8,972	8,624
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	308	232
Vehicles [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	959	927
Office and Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 2,482	$ 2,395